Debt, Cash and Cash Equivalents - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ 70	€ 119
Total debt	20,230	22,631
Cash and cash equivalents	(9,722)	(13,915)	€ (15,969)	€ (9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	(41)	74
Net debt	10,467	8,790
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	19,835	21,978
Other bank borrowings	220	296
Other borrowings	2	2
Bank credit balances	152	285
Interest rate and currency derivatives used to manage debt	87	142
Total debt	20,296	22,703
Cash and cash equivalents	(9,722)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(41)	74
Net debt	10,533	8,862
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	6
Net debt	17,984	19,857
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(9,722)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(41)	68
Net debt	(7,451)	(10,995)
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	17,897	19,698
Other bank borrowings	87	96
Other borrowings	0	0
Bank credit balances	0	0
Interest rate and currency derivatives used to manage debt	0	57
Total debt	17,984	19,851
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	1,938	2,280
Other bank borrowings	133	200
Other borrowings	2	2
Bank credit balances	152	285
Interest rate and currency derivatives used to manage debt	87	85
Total debt	€ 2,312	€ 2,852